Trade Accounts Receivable, Net	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Trade Accounts Receivable, Net
9)	TRADE ACCOUNTS RECEIVABLE, NET

As of December 31, 2018 and 2017, consolidated trade accounts receivable consisted of:

		2018	2017
Trade accounts receivable	Ps	31,584	32,733
Allowances for expected credit losses		(2,336)	(2,145)

	Ps	29,248	30,588

As of December 31, 2018 and 2017, trade accounts receivable include receivables of Ps13,048 (US$664) and Ps12,713 (US$647), respectively, sold under outstanding trade receivables securitization programs and/or factoring programs with recourse, established in Mexico, the United States, France and the United Kingdom, in which CEMEX effectively surrenders control associated with the trade accounts receivable sold and there is no guarantee or obligation to reacquire the assets; nonetheless, in such programs, CEMEX retains certain residual interest in the programs and/or maintains continuing involvement with the accounts receivable. Therefore, the trade accounts receivable sold were not removed from the statement of financial position and the funded amounts to CEMEX of Ps11,770 (US$599) in 2018 and Ps11,313 (US$576) in 2017, were recognized within the line item of “Other financial obligations,” the difference in each year against the trade receivables sold was maintained as reserves. Trade accounts receivable qualifying for sale exclude amounts over certain days past due or concentrations over certain limits to any one customer, according to the terms of the programs. The discount granted to the acquirers of the trade accounts receivable is recorded as financial expense and amounted to Ps446 in 2018, Ps308 in 2017 and Ps258 in 2016. CEMEX’s securitization programs are negotiated for periods of one to two years and are usually renewed at their maturity.

Allowances for doubtful accounts were established until December 31, 2017 based on incurred loss analyses over delinquent accounts considering aging of balances, the credit history and risk profile of each customer and legal processes to recover accounts receivable. Beginning in 2018 such allowances are determined and recognized upon origination of the trade accounts receivable based on a model that calculates the expected credit loss (“ECL”) of the trade accounts receivable (note 2.1).

Under this ECL model, CEMEX segments its accounts receivable in a matrix by country, type of client or homogeneous credit risk and days past due and determines for each segment an average rate of ECL, considering actual credit loss experience over the last 24 months and analyses of future delinquency, that is applied to the balance of the accounts receivable. The average ECL rate increases in each segment of days past due until the rate is 100% for the segment of 365 days or more past due.

As of December 31, 2018, the balances of trade accounts receivable and the allowance for ECL were as follows:

		Accounts receivable	ECL allowance	ECL average rate
Mexico	Ps	5,185	717	13.8%
United States		8,432	78	0.9%
Europe		9,087	618	6.8%
South, Central America and the Caribbean		2,817	550	19.5%
Asia, Middle East and Africa		5,327	272	5.1%
Others		736	101	13.7%

	Ps	31,584	2,336

Changes in the allowance for expected credit losses in 2018, 2017 and 2016, were as follows:

		2018	2017	2016
Allowances for expected credit losses at beginning of period	Ps	2,145	2,196	2,152
Adoption effects of IFRS 9 charged to retained earnings (note 2.1)		570	—	—
Charged to selling expenses		156	252	556
Additions through business combinations		—	141	—
Deductions		(385)	(449)	(867)
Foreign currency translation effects		(150)	5	355

Allowances for expected credit losses at end of period	Ps	2,336	2,145	2,196